GENERAL (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 21, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ILS
Issuance of Ordinary Shares
ATM ordinary shares authorized		6,000,000
Maximum authorized proceeds from issuance of common stock		$ 40,000
Amount raised, net of issuance expenses		19,704	6,267
Proceeds from issuance of ordinary shares, gross	3,919
Ordinary shares issued	363,090	2,625,162	1,185,868
Equity Method Investment
Milestone related equity financing		15,000
Initial investment		3,000
Shares called by warrants		83,333
Nominal value of shares				0.01
Exercise period of warrants		10 years
Research and Development Collaboration and Licensing Agreement
Upfront payment received		10,000
Potential milestone compensation		500,000
Preclinical milestone compensation		$ 30,000